SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Number of Options
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	8,763,754	8,763,754
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	0
Ending balance (in shares) | shares	8,763,754	8,763,754
Options vested and exercisable (in shares) | shares	0	0
Weighted-Average Exercise/Conversion Price
Beginning balance (in usd per share) | $ / shares	$ 0
Granted (in usd per share) | $ / shares	10.04
Exercised (in usd per share) | $ / shares	0
Forfeited (in usd per share) | $ / shares	0
Ending balance (in usd per share) | $ / shares	10.04	$ 10.04
Options vested and exercisable (in usd per share) | $ / shares	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Remaining Contractual Life		5 years 10 months 24 days
Options Outstanding, Aggregate Intrinsic Value | $	$ 34,086	$ 34,086